Application of new and revised International Financial Reporting Standards ("IFRSs") - Comparative information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Financial assets, carrying amount immediately before initial application of IFRS 9			$ 744,220
Financial assets, carrying amount immediately after initial application of IFRS 9		$ 744,220
Current liabilities
Financial liabilities, carrying amount immediately before initial application of IFRS 9			102,480
Financial liabilities, carrying amount immediately after initial application of IFRS 9		102,480
Equity
Reserves	$ 109,346	118,134	134,669	$ 93,563
Retained earnings (accumulated deficit)	$ 331,298	203,543	187,008	$ (910,849)
Total Equity		321,677	321,677
Derivative financial instruments
Non-current liabilities
Non current financial liabilities, carrying amount immediately after initial application of IFRS 9		1,919
Current liabilities
Current financial liabilities, carrying amount immediately after initial application of IFRS 9		744
Other financial liabilities
Non-current liabilities
Non current financial liabilities, carrying amount immediately before initial application of IFRS 9			1,919
Non current financial liabilities, carrying amount immediately after initial application of IFRS 9		12,549
Current liabilities
Current financial liabilities, carrying amount immediately before initial application of IFRS 9			744
Other Liabilities
Non-current liabilities
Non current financial liabilities, carrying amount immediately before initial application of IFRS 9			99,817
Non current financial liabilities, carrying amount immediately after initial application of IFRS 9		87,268
Financial assets at fair value through profit or loss
Non-current assets
Non Current Financial assets, carrying amount immediately after initial application of IFRS 9		24,844
Current assets
Current financial assets, carrying amount immediately after initial application of IFRS 9		117,928
Derivative financial instruments
Non-current assets
Non Current Financial assets, carrying amount immediately after initial application of IFRS 9		17,598
Current assets
Current financial assets, carrying amount immediately after initial application of IFRS 9		6,850
Other financial assets
Non-current assets
Non Current Financial assets, carrying amount immediately before initial application of IFRS 9			17,598
Current assets
Current financial assets, carrying amount immediately before initial application of IFRS 9			683,812
Financial assets at amortized cost
Current assets
Current financial assets, carrying amount immediately after initial application of IFRS 9		559,034
Other assets
Non-current assets
Non Current Financial assets, carrying amount immediately before initial application of IFRS 9			$ 42,810
Non Current Financial assets, carrying amount immediately after initial application of IFRS 9		17,966
Cross currency swap contracts | Derivative financial instruments
Non-current liabilities
Increase (decrease) in non-current financial liabilities, initial application of IFRS 9		1,919
Current liabilities
Increase (decrease) in current financial liabilities, initial application of IFRS 9		742
Cross currency swap contracts | Other financial liabilities
Non-current liabilities
Increase (decrease) in non-current financial liabilities, initial application of IFRS 9		(1,919)
Current liabilities
Increase (decrease) in current financial liabilities, initial application of IFRS 9		(742)
Foreign currency forward contracts | Derivative financial instruments
Current liabilities
Increase (decrease) in current financial liabilities, initial application of IFRS 9		2
Foreign currency forward contracts | Other financial liabilities
Current liabilities
Increase (decrease) in current financial liabilities, initial application of IFRS 9		(2)
Contingent consideration | Other financial liabilities
Non-current liabilities
Increase (decrease) in non-current financial liabilities, initial application of IFRS 9		12,549
Contingent consideration | Other Liabilities
Non-current liabilities
Increase (decrease) in non-current financial liabilities, initial application of IFRS 9		(12,549)
Cross currency swap contracts | Derivative financial instruments
Non-current assets
Increase (decrease) in non-current financial assets, initial application of IFRS 9		17,598
Current assets
Increase (decrease) in current financial assets, initial application of IFRS 9		4,739
Cross currency swap contracts | Other financial assets
Non-current assets
Increase (decrease) in non-current financial assets, initial application of IFRS 9		(17,598)
Current assets
Increase (decrease) in current financial assets, initial application of IFRS 9		(4,739)
Foreign currency forward contracts | Derivative financial instruments
Current assets
Increase (decrease) in current financial assets, initial application of IFRS 9		2,111
Foreign currency forward contracts | Other financial assets
Current assets
Increase (decrease) in current financial assets, initial application of IFRS 9		(2,111)
Financial products sold by banks | Financial assets at fair value through profit or loss
Current assets
Increase (decrease) in current financial assets, initial application of IFRS 9		117,928
Financial products sold by banks | Other financial assets
Current assets
Increase (decrease) in current financial assets, initial application of IFRS 9		(117,928)
Bank deposits will mature over 3 months | Other financial assets
Current assets
Current financial assets, carrying amount immediately after initial application of IFRS 9		(559,034)
Bank deposits will mature over 3 months | Financial assets at amortized cost
Current assets
Increase (decrease) in current financial assets, initial application of IFRS 9		559,034
Equity investments | Impact on IFRS 9
Equity
Reserves		(16,535)
Retained earnings (accumulated deficit)		16,535
Equity investments | Financial assets at fair value through profit or loss
Non-current assets
Increase (decrease) in non-current financial assets, initial application of IFRS 9		24,844
Equity investments | Other assets
Non-current assets
Increase (decrease) in non-current financial assets, initial application of IFRS 9		$ (24,844)